N-6	Dec. 31, 2022
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Marathon VUL Ultra | MFundIncMCapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	M Fund, Inc. – M Capital Appreciation Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	M. Financial Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.13%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	10.21%